Financial Instruments - Summary Of Credit Loss Rates (Detail)	Dec. 31, 2024
Not due | Commercial Aviation [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.25%
Not due | Executive Aviation [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.31%
Not due | Defence And Security [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.01%
Not due | OGMA Industria Aeronautica de Portugal SA [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.12%
Not due | All other segments [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.65%
Up to 90 days | Commercial Aviation [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	2.32%
Up to 90 days | Executive Aviation [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.74%
Up to 90 days | Defence And Security [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.03%
Up to 90 days | OGMA Industria Aeronautica de Portugal SA [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.29%
Up to 90 days | All other segments [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	3.84%
From 91 to 180 days [member] | Commercial Aviation [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	55.88%
From 91 to 180 days [member] | Executive Aviation [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	14.83%
From 91 to 180 days [member] | Defence And Security [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.36%
From 91 to 180 days [member] | OGMA Industria Aeronautica de Portugal SA [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	2.61%
From 91 to 180 days [member] | All other segments [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.05%
More than 180 days [member] | Commercial Aviation [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%
More than 180 days [member] | Executive Aviation [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	48.52%
More than 180 days [member] | Defence And Security [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.86%
More than 180 days [member] | OGMA Industria Aeronautica de Portugal SA [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.69%
More than 180 days [member] | All other segments [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	38.38%